 Filed Pursuant to Rule 497
 File No. 333-214232
FS ENERGY TOTAL RETURN FUND

Supplement dated September 3, 2019
to
Prospectus dated February 28, 2019

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Energy Total Return Fund (the “Fund”), dated February 28, 2019 (as may be supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.
You should carefully consider the “Types of Investments and Related Risks” beginning on page 38 of the Prospectus before you decide to invest in the Fund’s Shares.
Management of the Fund
On August 23, 2019, David Weiser resigned from his role as a member of FS Energy Advisor’s investment committee. Following such resignation, FS Energy Advisor’s investment committee is comprised of three members, Michael Kelly, Robert Haas and Daniel Picard. All references to Mr. Weiser in the Prospectus are hereby removed.

FS ENERGY TOTAL RETURN FUND

Supplement dated September 3, 2019
to
Statement of Additional Information dated February 28, 2019

This supplement contains information which amends, supplements or modifies certain information contained in the Statement of Additional Information of FS Energy Total Return Fund (the “Fund”), dated February 28, 2019 (as may be supplemented and amended, the “SAI”). Capitalized terms used in this supplement have the same meanings as in the SAI, unless otherwise stated herein.
You should carefully consider the “Types of Investments and Related Risks” beginning on page 38 of the Prospectus before you decide to invest in the Fund’s Shares.
Management of the Fund
On August 23, 2019, David Weiser resigned from his role as a member of FS Energy Advisor’s investment committee. As such, all references to Mr. Weiser in the SAI are hereby removed.